UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2012

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Filament, LLC
       Address: 701 Pike Street, STE 2225
             	Seattle, WA 98126


       Form 13F File Number: 028-14995

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	S. John Goodwin
       Title:	Chief Compliance Officer
       Phone:	(206) 436-2300

       Signature, Place, and Date of Signing:

                S. John Goodwin       Seattle, WA         10/24/12
                [Signature]           [City, State]       [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       []13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	  0

       Form 13F Information Table Entry Total:	  33

       Form 13F Information Table Value Total:	  165,997
                                                 (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Apple Inc Com                                   037833100      245      368 SH       Sole                      368
Barkerville Gold                                067642108       94   100000 SH       Sole                   100000
Cisco Sys Inc Com                               17275R102      654    34257 SH       Sole                    34257
Dejour Energy                                   244866208       70   309300 SH       Sole                   309300
Innovative Solutions & Support                  45769N105       67    16870 SH       Sole                    16870
Johnson & Johnson Com                           478160104     2051    29757 SH       Sole                    29757
Lynas Corporation Ord                           q5683j103      312   380000 SH       Sole                   380000
Marchex Inc Cl B                                56624r108      299    77985 SH       Sole                    77985
Microsoft Corp Com                              594918104     2058    69166 SH       Sole                    69166
Orbitz Worldwide Inc Com                        68557K109       64    25000 SH       Sole                    25000
Realnetworks Inc Com                            75605L104      181    21706 SH       Sole                    21706
Schnitzer Stl Inds Cl A                         806882106      281    10000 SH       Sole                    10000
Searchlight Minerals New                        812224202       25    30000 SH       Sole                    30000
Silver Bull Resources, Inc.                     827458100       62   126628 SH       Sole                   126628
United Online Inc Com                           911268100       55    10000 SH       Sole                    10000
Zillow, Inc                                     98954A107     8753   207504 SH       Sole                   207504
iShares Lehman Aggregate Bd                     464287226     1739    15462 SH       Sole                    15462
iShares Lehman Short Treasury                   464288679      211     1910 SH       Sole                     1910
iShares MSCI Canada Index                       464286509     1893    66450 SH       Sole                    66450
iShares MSCI EAFE Idx Fd                        464287465    10587   199749 SH       Sole                   199749
iShares MSCI Emerg Mkts Idx Fd                  464287234     1912    46259 SH       Sole                    46259
iShares Russell 1000 Index Fun                  464287622     2384    30000 SH       Sole                    30000
iShares Russell 2000 Index Fun                  464287655      842    10097 SH       Sole                    10097
iShares Russell 3000 Index Fun                  464287689     7891    93001 SH       Sole                    93001
iShares S&P Europe 350                          464287861      890    24365 SH       Sole                    24365
Spdr Gold Trust                                 78463v107      337     1960 SH       Sole                     1960
SPDR S&P Emerging Middle East                   78463X806      214     3050 SH       Sole                     3050
Vanguard Emerging Markets                       922042858    14369   344414 SH       Sole                   344414
Vanguard Europe Pacific                         921943858     9101   276795 SH       Sole                   276795
Vanguard FTSE All World Ex US                   922042775    43759  1018604 SH       Sole                  1018604
Vanguard REIT Index ETF                         922908553      385     5927 SH       Sole                     5927
Vanguard Total Bond Market                      921937835    19113   224457 SH       Sole                   224457
Vanguard Total Stock Market                     922908769    35099   476567 SH       Sole                   476567